Class K [Member] Expense Example - Class K - BlackRock Commodity Strategies Fund - Class K	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	$ 934